Schedule of Investments (unaudited)	iShares® Investment Grade Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.38%, 03/01/41 (Call 09/01/40)	$205	$216,663

Aerospace & Defense — 2.7%
Boeing Co. (The)
4.88%, 05/01/25 (Call 04/01/25)	109	119,464
5.04%, 05/01/27 (Call 03/01/27)	755	850,086
5.15%, 05/01/30 (Call 02/01/30)	410	475,597
5.93%, 05/01/60 (Call 11/01/59)	695	960,660
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	905	1,023,004
Northrop Grumman Corp., 4.75%, 06/01/43	175	222,633
Raytheon Technologies Corp.
4.50%, 06/01/42	25	30,887
4.88%, 10/15/40	675	852,970
		4,535,301

Agriculture — 2.5%
Altria Group Inc.
4.80%, 02/14/29 (Call 11/14/28)	230	260,403
5.38%, 01/31/44	588	686,145
5.80%, 02/14/39 (Call 08/14/38)	590	712,354
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	486	508,585
5.28%, 04/02/50 (Call 02/02/49)	170	196,507
Philip Morris International Inc., 6.38%, 05/16/38	595	838,197
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	231	275,140
5.85%, 08/15/45 (Call 02/12/45)	558	677,624
		4,154,955
Auto Manufacturers — 0.4%
Stellantis NV, 5.25%, 04/15/23	690	729,806

Auto Parts & Equipment — 0.2%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	243	265,190

Banks — 4.5%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(a)	13	13,976
4.45%, 03/03/26	210	231,085
Citigroup Inc.
3.40%, 05/01/26	234	251,690
3.70%, 01/12/26	448	484,777
4.60%, 03/09/26	304	335,904
8.13%, 07/15/39	451	771,118
Fifth Third Bancorp., 3.65%, 01/25/24 (Call 12/25/23)	800	841,445
Goldman Sachs Group Inc. (The), 3.75%, 02/25/26 (Call 11/25/25)	290	312,339
HSBC Holdings PLC
3.90%, 05/25/26	595	643,215
4.25%, 03/14/24	200	212,110
4.25%, 08/18/25	215	231,772
4.30%, 03/08/26	745	816,824
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	170	172,901
2.97%, 01/15/23 (Call 01/15/22)	450	451,232
3.30%, 04/01/26 (Call 01/01/26)(b)	530	565,120
3.90%, 07/15/25 (Call 04/15/25)	265	286,244
Morgan Stanley, Series F, 3.88%, 04/29/24	31	32,923
National Bank of Canada, 2.10%, 02/01/23	550	558,719
Security	Par (000)	Value

Banks (continued)
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	$200	$210,047
Wells Fargo & Co., 3.00%, 04/22/26(b)	160	167,886
		7,591,327

Beverages — 1.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	585	703,463
Anheuser-Busch InBev Worldwide Inc.
4.60%, 06/01/60 (Call 12/01/59)	115	142,922
5.45%, 01/23/39 (Call 07/23/38)	225	294,889
8.20%, 01/15/39	277	453,371
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	66	71,158
3.70%, 12/06/26 (Call 09/06/26)	182	197,015
4.25%, 05/01/23	30	31,407
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	580	634,162
4.60%, 05/25/28 (Call 02/25/28)	380	434,205
		2,962,592

Biotechnology — 2.4%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	314	377,512
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	945	1,019,575
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	670	843,130
5.65%, 12/01/41 (Call 06/01/41)	545	751,265
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)(b)	565	554,294
3.35%, 09/02/51 (Call 03/02/51)	310	301,405
3.55%, 09/02/50 (Call 03/02/50)	155	156,062
		4,003,243

Building Materials — 0.4%
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	415	409,830
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	280	301,057
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	15	18,022
		728,909

Chemicals — 1.6%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	185	194,519
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	325	462,035
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	295	381,102
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	530	588,427
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	290	360,818
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	564	607,306
LYB International Finance III LLC, 3.80%, 10/01/60 (Call 04/01/60)	90	96,119
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	40	49,813
		2,740,139

Commercial Services — 2.1%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	200	199,908
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	210	212,644
3.20%, 08/15/29 (Call 05/15/29)	430	445,251
4.00%, 06/01/23 (Call 05/01/23)	145	151,350
4.80%, 04/01/26 (Call 01/01/26)	415	460,427
Moody’s Corp., 2.55%, 08/18/60 (Call 02/18/60)	245	220,976
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	30	29,503
2.90%, 10/01/30 (Call 07/01/30)	765	788,535

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	$535	$555,062
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	410	444,260
		3,507,916

Computers — 1.6%
Apple Inc.
2.55%, 08/20/60 (Call 02/20/60)	20	19,003
3.20%, 05/13/25	335	356,686
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)(c)	580	573,049
3.40%, 06/17/30 (Call 03/17/30)	115	120,784
6.00%, 09/15/41	267	356,256
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(c)	215	207,724
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	200	205,517
4.38%, 05/15/30 (Call 02/15/30)	635	713,064
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)(b)	215	215,885
		2,767,968

Diversified Financial Services — 3.3%
American Express Co., 3.40%, 02/27/23 (Call 01/27/23)	820	846,528
Brookfield Finance Inc.
4.70%, 09/20/47 (Call 03/20/47)(b)	205	253,905
4.85%, 03/29/29 (Call 12/29/28)	660	770,619
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	480	504,859
3.75%, 03/09/27 (Call 02/09/27)	715	774,092
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	750	771,320
4.10%, 06/15/51 (Call 12/15/50)	85	94,365
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	10	11,302
4.95%, 07/15/46	435	570,926
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	560	604,587
5.15%, 03/19/29 (Call 12/19/28)	325	377,803
		5,580,306

Electric — 9.4%
Alabama Power Co., 3.00%, 03/15/52 (Call 09/15/51)	10	10,173
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	75	88,269
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	215	226,896
3.80%, 06/01/29 (Call 03/01/29)	545	599,718
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	90	107,646
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	520	639,080
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	550	599,087
Series C, 3.00%, 12/01/60 (Call 06/01/60)	320	306,322
Consumers Energy Co., 3.10%, 08/15/50 (Call 02/15/50)	105	112,158
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	340	367,682
DTE Electric Co., 2.95%, 03/01/50 (Call 09/01/49)	35	36,310
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	270	316,614
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	480	497,319
Duke Energy Florida LLC, 3.40%, 10/01/46 (Call 04/01/46)	255	272,479
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	440	425,763
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	125	133,851
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	220	238,092
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	190	216,436
Security	Par (000)	Value

Electric (continued)
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	$89	$95,252
4.75%, 06/15/46 (Call 12/15/45)	705	836,748
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	200	206,343
2.90%, 09/15/29 (Call 06/15/29)	535	556,841
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	180	197,341
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	389	414,592
3.95%, 06/15/25 (Call 03/15/25)	500	537,048
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	215	225,951
5.60%, 06/15/42 (Call 12/15/41)	274	329,908
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	120	130,282
3.70%, 12/01/47 (Call 06/01/47)	133	156,554
3.95%, 03/01/48 (Call 09/01/47)	485	593,503
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	725	758,749
Georgia Power Co., 4.30%, 03/15/42	70	80,292
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	213	228,095
OGE Energy Corp., 0.70%, 05/26/23 (Call 12/31/21)	365	363,094
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49 (Call 12/01/48)	240	287,263
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	445	454,201
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	120	127,130
3.40%, 02/01/28 (Call 10/01/27)	645	687,109
4.00%, 02/01/48 (Call 08/01/47)	70	80,363
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	65	67,166
4.00%, 04/01/47 (Call 10/01/46)	760	846,499
Series A, 4.20%, 03/01/29 (Call 12/01/28)	141	158,048
Series B, 4.88%, 03/01/49 (Call 09/01/48)	208	258,970
Series C, 4.13%, 03/01/48 (Call 09/01/47)	125	142,252
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	701	742,414
4.40%, 07/01/46 (Call 01/01/46)	660	778,917
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	245	240,106
		15,774,926

Electronics — 1.0%
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	165	163,869
3.00%, 01/15/31 (Call 10/15/30)	255	262,948
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	125	140,917
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(c)	300	297,639
1.75%, 08/09/26 (Call 07/09/26)(c)	285	278,431
2.38%, 08/09/28 (Call 06/09/28)(c)	260	254,231
2.65%, 08/09/31 (Call 05/09/31)(b)(c)	210	203,304
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	105	120,380
		1,721,719
Environmental Control — 0.1%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	215	238,631

Food — 2.1%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	215	231,024
4.15%, 03/15/28 (Call 12/15/27)	655	728,912
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	10	12,696

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	$520	$561,621
Kellogg Co.
3.25%, 04/01/26	70	74,550
4.30%, 05/15/28 (Call 02/15/28)	125	142,771
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)	350	416,703
5.65%, 04/01/25 (Call 03/01/25)	500	563,398
6.60%, 04/01/50 (Call 10/01/49)	110	172,794
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	660	702,249
		3,606,718

Gas — 0.9%
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	175	177,078
5.50%, 01/15/26 (Call 12/15/25)	290	328,544
NiSource Inc., 4.38%, 05/15/47 (Call 11/15/46)	765	921,169
		1,426,791

Health Care - Products — 2.6%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	660	691,954
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	550	585,147
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	143	162,135
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	638	676,341
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	305	308,647
3.75%, 03/15/51 (Call 09/15/50)	270	298,518
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)	750	811,896
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	735	780,012
3.55%, 03/20/30 (Call 12/20/29)	20	21,750
		4,336,400

Health Care - Services — 2.9%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	780	800,237
Anthem Inc.
4.10%, 03/01/28 (Call 12/01/27)	100	111,486
4.65%, 01/15/43	180	224,861
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)	660	814,087
5.50%, 06/15/47 (Call 12/15/46)	375	493,952
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	170	179,067
3.95%, 03/15/27 (Call 12/15/26)	127	138,653
4.95%, 10/01/44 (Call 04/01/44)	330	428,437
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)(b)	615	652,498
3.60%, 09/01/27 (Call 06/01/27)	203	219,414
4.70%, 02/01/45 (Call 08/01/44)	93	114,734
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	185	209,345
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(c)	400	392,432
2.65%, 01/15/32 (Call 10/15/31)(b)(c)	140	138,540
		4,917,743

Holding Companies - Diversified — 2.0%
Ares Capital Corp.
3.20%, 11/15/31 (Call 08/15/31)	30	29,364
3.88%, 01/15/26 (Call 12/15/25)	870	915,788
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)	115	113,241
3.40%, 01/15/26 (Call 12/15/25)	770	785,120
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	220	224,862
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	250	246,322
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	$200	$201,037
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	500	508,496
3.75%, 07/22/25 (Call 06/22/25)	150	155,779
4.25%, 01/15/26 (Call 12/15/25)	250	263,838
		3,443,847

Home Builders — 0.4%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(b)	630	715,989

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	210	215,003

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	180	211,448

Insurance — 3.5%
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	205	222,910
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	115	143,815
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	315	338,022
3.88%, 01/15/35 (Call 07/15/34)	34	37,982
3.90%, 04/01/26 (Call 01/01/26)	694	756,569
4.50%, 07/16/44 (Call 01/16/44)	190	232,572
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	349	379,236
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)	280	276,631
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	110	118,824
3.90%, 05/01/29 (Call 02/01/29)	115	127,937
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	535	568,911
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(b)	255	252,559
3.40%, 06/15/30 (Call 03/15/30)	230	244,120
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	280	272,448
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	115	131,027
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(c)	270	270,728
4.00%, 11/23/51 (Call 05/23/51)(c)	190	189,987
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	235	249,754
4.15%, 09/17/50 (Call 03/17/50)	15	17,718
5.00%, 05/20/49 (Call 11/20/48)	195	258,625
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	80	102,402
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	260	287,796
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	250	252,840
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	85	105,253
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	123	139,170
		5,977,836

Internet — 0.3%
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	25	27,015
4.63%, 04/13/30 (Call 01/13/30)	50	58,516
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	340	358,160
		443,691

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.1%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	$235	$225,615

Lodging — 0.6%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	240	270,867
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	660	742,832
		1,013,699

Machinery — 0.6%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)	200	212,884
4.95%, 09/15/28 (Call 06/15/28)	685	779,271
		992,155

Manufacturing — 1.8%
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)	220	245,267
General Electric Co.
5.88%, 01/14/38	555	792,176
6.75%, 03/15/32	520	719,941
6.88%, 01/10/39	620	968,439
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	255	265,861
		2,991,684

Media — 3.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.85%, 04/01/61 (Call 10/01/60)	20	19,107
5.38%, 04/01/38 (Call 10/01/37)	179	215,139
5.75%, 04/01/48 (Call 10/01/47)	260	327,385
6.38%, 10/23/35 (Call 04/23/35)	505	654,522
6.48%, 10/23/45 (Call 04/23/45)	595	813,133
Comcast Corp.
2.94%, 11/01/56 (Call 05/01/56)(c)	410	398,460
2.99%, 11/01/63 (Call 05/01/63)(c)	385	372,014
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	650	840,020
5.58%, 01/25/49 (Call 07/25/48)	170	232,463
Time Warner Cable LLC
6.55%, 05/01/37(b)	305	408,471
6.75%, 06/15/39	589	807,555
		5,088,269

Mining — 1.0%
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	463	583,662
Southern Copper Corp.
5.25%, 11/08/42	15	18,646
5.88%, 04/23/45	413	558,574
6.75%, 04/16/40	330	454,575
		1,615,457

Oil & Gas — 1.4%
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	760	775,053
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(c)	250	265,740
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	730	743,684
Pioneer Natural Resources Co., 0.75%, 01/15/24 (Call 01/15/22)	640	635,233
		2,419,710
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	192	206,286

Pharmaceuticals — 5.7%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	625	661,036
Security	Par (000)	Value

Pharmaceuticals (continued)
3.25%, 10/01/22 (Call 07/01/22)	$780	$791,989
4.25%, 11/14/28 (Call 08/14/28)	370	416,280
4.50%, 05/14/35 (Call 11/14/34)	367	434,647
4.70%, 05/14/45 (Call 11/14/44)	280	347,950
AstraZeneca PLC
4.00%, 09/18/42	55	66,017
6.45%, 09/15/37	495	729,276
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	476	515,039
3.73%, 12/15/24 (Call 09/15/24)	484	516,365
4.67%, 06/06/47 (Call 12/06/46)	45	57,002
Cigna Corp.
3.40%, 03/15/50 (Call 09/15/49)	70	73,569
4.38%, 10/15/28 (Call 07/15/28)	800	906,412
4.80%, 07/15/46 (Call 01/16/46)	600	758,811
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	515	547,572
4.30%, 03/25/28 (Call 12/25/27)	355	399,720
4.78%, 03/25/38 (Call 09/25/37)	744	906,533
5.13%, 07/20/45 (Call 01/20/45)	267	349,456
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	260	275,050
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	235	276,594
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	380	421,754
4.70%, 02/01/43 (Call 08/01/42)	105	133,929
		9,585,001

Pipelines — 7.0%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	210	217,707
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	525	574,926
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	216	222,419
5.50%, 12/01/46 (Call 05/29/46)	80	108,847
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	850	872,925
3.95%, 01/31/60 (Call 07/31/59)	275	296,015
5.10%, 02/15/45 (Call 08/15/44)	290	362,704
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	640	710,508
5.30%, 12/01/34 (Call 06/01/34)	351	424,600
5.55%, 06/01/45 (Call 12/01/44)	411	520,565
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	310	333,823
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	710	787,942
4.88%, 06/01/25 (Call 03/01/25)	215	235,284
5.20%, 03/01/47 (Call 09/01/46)	285	347,570
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	555	578,248
4.55%, 07/15/28 (Call 04/15/28)(b)	565	631,322
5.20%, 07/15/48 (Call 01/15/48)	20	24,109
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	155	174,484
5.63%, 03/01/25 (Call 12/01/24)	305	340,079
5.88%, 06/30/26 (Call 12/31/25)	550	632,481
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	659	705,956
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	55	61,165
4.63%, 03/01/34 (Call 12/01/33)	50	58,766

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.88%, 01/15/26 (Call 10/15/25)(b)	$490	$547,949
7.63%, 01/15/39	378	588,233
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	180	220,848
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	510	549,984
5.10%, 09/15/45 (Call 03/15/45)	40	49,326
6.30%, 04/15/40	502	680,387
		11,859,172

Real Estate Investment Trusts — 7.2%
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	120	133,811
American Tower Corp.
2.70%, 04/15/31 (Call 01/15/31)	90	90,421
3.38%, 10/15/26 (Call 07/15/26)	147	155,950
3.80%, 08/15/29 (Call 05/15/29)	208	225,720
4.00%, 06/01/25 (Call 03/01/25)	310	333,152
5.00%, 02/15/24	585	631,877
Boston Properties LP
3.20%, 01/15/25 (Call 10/15/24)	715	750,575
3.25%, 01/30/31 (Call 10/30/30)	370	386,591
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	750	730,247
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	590	612,197
Corporate Office Properties LP, 2.75%, 04/15/31 (Call 01/15/31)	240	240,647
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	105	112,900
3.70%, 06/15/26 (Call 03/15/26)	120	128,899
4.45%, 02/15/26 (Call 11/15/25)	265	291,068
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	550	599,432
4.45%, 07/15/28 (Call 04/15/28)	231	262,431
Equinix Inc.
3.20%, 11/18/29 (Call 08/18/29)	571	597,669
3.40%, 02/15/52 (Call 08/15/51)(b)	195	200,804
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	330	363,092
5.30%, 01/15/29 (Call 10/15/28)	545	621,992
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	560	528,386
3.10%, 02/15/30 (Call 11/15/29)	260	269,873
3.75%, 07/01/27 (Call 04/01/27)(b)	115	125,384
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	175	186,950
3.50%, 07/15/29 (Call 04/15/29)	250	272,330
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	120	130,184
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	630	630,981
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	210	207,466
4.40%, 01/15/29 (Call 10/15/28)	550	620,153
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	725	781,408
4.25%, 04/15/28 (Call 01/15/28)	226	253,770
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	425	476,735
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	225	222,657
		12,175,752
Security	Par (000)	Value

Retail — 1.8%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	$90	$102,351
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	100	108,221
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	145	156,239
4.20%, 05/15/28 (Call 02/15/28)	680	761,051
McDonald’s Corp.
4.70%, 12/09/35 (Call 06/09/35)	165	203,898
4.88%, 12/09/45 (Call 06/09/45)	100	129,669
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	105	116,478
4.35%, 06/01/28 (Call 03/01/28)	95	108,366
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	245	269,197
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	578	614,139
4.80%, 11/18/44 (Call 05/18/44)	310	374,494
		2,944,103

Semiconductors — 4.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	296	318,751
Broadcom Inc.
4.11%, 09/15/28 (Call 06/15/28)	269	294,207
4.70%, 04/15/25 (Call 03/15/25)	165	181,461
4.75%, 04/15/29 (Call 01/15/29)	329	373,326
5.00%, 04/15/30 (Call 01/15/30)	680	791,969
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	625	680,860
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	565	568,822
2.95%, 04/15/31 (Call 01/15/31)	115	117,507
Microchip Technology Inc.
4.25%, 09/01/25 (Call 09/01/22)	550	571,299
4.33%, 06/01/23 (Call 05/01/23)	535	560,164
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	405	462,131
4.98%, 02/06/26 (Call 12/06/25)	230	256,862
5.33%, 02/06/29 (Call 11/06/28)	230	270,545
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	477	512,952
5.35%, 03/01/26 (Call 01/01/26)(c)	210	238,520
5.55%, 12/01/28 (Call 09/01/28)(c)	165	198,767
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	670	707,654
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	407	406,599
3.00%, 06/01/31 (Call 03/01/31)	170	172,368
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	530	551,325
		8,236,089

Shipbuilding — 0.5%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(c)	215	211,600
3.48%, 12/01/27 (Call 09/01/27)	249	265,337
3.84%, 05/01/25 (Call 04/01/25)	171	181,846
4.20%, 05/01/30 (Call 02/01/30)	140	157,805
		816,588

Software — 2.8%
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	285	305,248
4.20%, 10/01/28 (Call 07/01/28)(b)	625	698,095
4.40%, 07/01/49 (Call 01/01/49)	40	47,620
Oracle Corp.
3.40%, 07/08/24 (Call 04/08/24)	350	368,208

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
5.38%, 07/15/40	$1,390	$1,745,326
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	520	584,163
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	726	791,053
4.50%, 05/15/25 (Call 04/15/25)	150	163,974
		4,703,687

Telecommunications — 6.8%
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	153	147,894
3.40%, 05/15/25 (Call 02/15/25)	85	90,198
3.50%, 06/01/41 (Call 12/01/40)	30	30,822
3.50%, 09/15/53 (Call 03/15/53)	247	249,499
3.50%, 02/01/61 (Call 08/01/60)	20	19,710
3.55%, 09/15/55 (Call 03/15/55)	77	77,403
3.65%, 09/15/59 (Call 03/15/59)	400	404,892
4.13%, 02/17/26 (Call 11/17/25)	135	147,709
4.25%, 03/01/27 (Call 12/01/26)	655	724,665
4.35%, 03/01/29 (Call 12/01/28)	210	236,608
4.85%, 03/01/39 (Call 09/01/38)	695	834,545
5.25%, 03/01/37 (Call 09/01/36)	190	236,738
5.65%, 02/15/47 (Call 08/15/46)	435	581,909
Corning Inc., 5.45%, 11/15/79 (Call 05/15/79)	620	846,779
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	555	811,806
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	190	207,297
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	165	161,870
4.60%, 02/23/28 (Call 11/23/27)(b)	95	108,983
4.60%, 05/23/29 (Call 02/23/29)	585	671,092
Orange SA, 9.00%, 03/01/31	233	358,420
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)	330	349,087
3.75%, 04/15/27 (Call 02/15/27)(c)	30	32,253
3.75%, 04/15/27 (Call 02/15/27)	585	628,938
3.88%, 04/15/30 (Call 01/15/30)	135	146,724
4.38%, 04/15/40 (Call 10/15/39)	376	426,968
4.50%, 04/15/50 (Call 10/15/49)	160	187,128
Verizon Communications Inc.
4.27%, 01/15/36	710	834,193
4.40%, 11/01/34 (Call 05/01/34)	278	325,908
4.50%, 08/10/33	127	149,830
5.25%, 03/16/37	50	65,475
Vodafone Group PLC
5.00%, 05/30/38	445	554,020
6.15%, 02/27/37	595	808,053
		11,457,416

Textiles — 0.1%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	185	200,218

Toys, Games & Hobbies — 0.6%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	380	407,850
3.90%, 11/19/29 (Call 08/19/29)	575	632,154
		1,040,004

Security	Par/ Shares (000)	Value

Transportation — 2.4%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	$318	$480,918
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	120	135,424
FedEx Corp.
4.40%, 01/15/47 (Call 07/15/46)	520	611,366
4.55%, 04/01/46 (Call 10/01/45)	500	605,840
4.75%, 11/15/45 (Call 05/15/45)	105	130,478
5.25%, 05/15/50 (Call 11/15/49)	40	53,909
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	235	255,280
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	180	195,342
Norfolk Southern Corp., 4.10%, 05/15/2121 (Call 11/15/2120)	105	122,166
Union Pacific Corp., 3.75%, 02/05/70 (Call 08/05/69)	575	668,923
United Parcel Service Inc., 6.20%, 01/15/38	480	700,350
		3,959,996

Total Corporate Bonds & Notes — 97.4%
(Cost: $159,962,648)		164,345,958

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	2,961	2,962,514
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,473	2,473,000
		5,435,514

Total Short-Term Investments — 3.2%
(Cost: $5,433,510)		5,435,514

Total Investments in Securities — 100.6%
(Cost: $165,396,158)		169,781,472

Other Assets, Less Liabilities — (0.6)%		(1,039,407)

Net Assets — 100.0%		$168,742,065

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Bond Factor ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,403,085	$—		$(1,439,776	)(a)	$(316)	$(479)	$2,962,514	2,961	$6,118	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	903,000	1,570,000	(a)	—		—	—	2,473,000	2,473	101		—
						$(316)	$(479)	$5,435,514		$6,219		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$164,345,958	$—	$164,345,958
Money Market Funds	5,435,514	—	—	5,435,514
	$5,435,514	$164,345,958	$—	$169,781,472

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate